J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I
JPMorgan Intrepid Value Fund
JPMorgan U.S. Equity Fund

JPMORGAN TRUST II
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
(each a Fund and collectively the Funds)

Supplement dated September 1, 2010
to the Class R2 and Class R5 Share Prospectus
dated November 1, 2009, as supplemented

Effective September 1, 2010, the “Annual Fund Operating Expenses” and “Example” tables and sections for the Funds in the Prospectus are hereby replaced with the corresponding tables below.

JPMorgan Intrepid Value Fund

The tables and sections below replace the corresponding tables and sections on page 13 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2		Class R5
Management Fees	0.65%		0.65%
Distribution (Rule 12b-1) Fees	0.50		NONE
Other Expenses
Shareholder Service Fees	0.	25	0.	05
Remainder of Other Expenses	0.	47	0.	40
Total Other Expenses	0.72		0.45
Acquired Fund Fees and Expenses	0.01		0.01
Total Annual Fund Operating Expenses	1.88		1.11
Fee Waivers and Expense Reimbursements[1]	(0.67)		(0.50)
Net Expenses[1]	1.21		0.61

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.20% and 0.60% respectively, of their average daily net assets. This contract continues through 10/31/11, at which time the Service Providers will determine whether or not to renew or revise it.

SUP-LCR2R5-CAP-910

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. You actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
Class R2 Shares ($)	123	526	957	2,146
Class R5 Shares ($)	62	303	563	1,307

JPMorgan Large Cap Growth Fund

The tables and sections below replace the corresponding tables and sections on page 17 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2		Class R5
Management Fees	0.50%		0.50%
Distribution (Rule 12b-1) Fees	0.50		NONE
Other Expenses
Shareholder Service Fees	0.	25	0.	05
Remainder of Other Expenses[1]	0.	55	0.	44
Total Other Expenses	0.80		0.49
Total Annual Fund Operating Expenses	1.80		0.99
Fee Waivers and Expense Reimbursements[2]	(0.45)		(0.24)
Net Expenses[2]	1.35		0.75

1	“Remainder of Other Expenses” for Class R5 Shares are based on amounts for the current fiscal year.

2	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.35% and 0.75% respectively, of their average daily net assets. This contract continues through 10/31/11, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. You actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
Class R2 Shares ($)	137	523	933	2,079
Class R5 Shares ($)	77	291	524	1,191

JPMorgan Large Cap Value Fund

The tables and sections below replace the corresponding tables and sections on page 20 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2		Class R5
Management Fees	0.40%		0.40%
Distribution (Rule 12b-1) Fees	0.50		NONE
Other Expenses
Shareholder Service Fees	0.	25	0.	05
Remainder of Other Expenses	0.	32	0.	25
Total Other Expenses	0.57		0.30
Total Annual Fund Operating Expenses	1.47		0.70
Fee Waivers and Expense Reimbursements[1]	(0.27)		(0.10)
Net Expenses[1]	1.20		0.60

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.20% and 0.60% respectively, of their average daily net assets. This contract continues through 10/31/11, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. You actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
Class R2 Shares ($)	122	438	777	1,734
Class R5 Shares ($)	61	214	380	861

JPMorgan U.S. Equity Fund

The tables and sections below replace the corresponding tables and sections on page 46 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2		Class R5
Management Fees	0.40%		0.40%
Distribution (Rule 12b-1) Fees	0.50		NONE
Other Expenses
Shareholder Service Fees	0.	25	0.	05
Remainder of Other Expenses	0.	24	0.	20
Total Other Expenses	0.49		0.25
Acquired Fund Fees and Expenses	0.01		0.01
Total Annual Fund Operating Expenses	1.40		0.66
Fee Waivers and Expense Reimbursements[1]	(0.17)		(0.06)
Net Expenses[1]	1.23		0.60

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.22% and 0.59% respectively, of their average daily net assets. This contract continues through 10/31/11, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/11 and total annual fund operating expenses thereafter. You actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
Class R2 Shares ($)	125	426	750	1,665
Class R5 Shares ($)	61	205	362	817

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE